INCOME TAXES (Schedule of Effective Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective income tax rate:
PRC Enterprise Income Tax	25.00%	25.00%	25.00%
Preferential income tax rate of a subsidiary	(9.00%)	(12.00%)	(11.00%)
Effect of different reversal rate	8.00%	(14.00%)
Additional tax deductions			(1.00%)
Non-deductible expenses		1.00%	3.00%
Different tax rate in other jurisdictions	(1.00%)	2.00%
Changes in valuation allowance	(35.00%)
Prior year adjustment	2.00%
Effective tax rate	(10.00%)	2.00%	16.00%